Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2025 and 2024, prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2025	2024
Deferred costs (1)	-	$1,258,916
Prepaid tax	734,428	650,237
Prepaid expenses	31,159	44,760
Deposit (2)	907,365	-
Lease payment accrued (3)	939,059	-
Other receivables – third parties (4)	172,000	102,256
Other receivables – related parties	1,068	-
Allowance for credit losses (5)
- third parties	(134,829)	(30,349)
- related parties	-	-
Total	2,650,250	$2,025,820

An analysis of the allowance for credit losses was as follows:

	As of June 30,
	2025	2024
Balance at beginning of the year	30,349	$13,791
Provision	103,451	16,685
Foreign exchange	1,029	(127)
Balance at the end of the year	134,829	$30,349

(1)	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

(2)	The deposit was paid by the Company pursuant to the building subcontract agreement and collected from three decoration companies.
(3)	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).

(4)	Other receivables mainly represent other receivable items, such as employees’ temporally loan for business, prepaid social funds, refundable from third parties, etc. Included in the other receivables, full allowance provision was made for refundable from third parties of $134,829 as of June 30, 2025.

(5)	The Company recorded credit loss of $103,451, $16,685, and $nil for other receivables for the fiscal years ended June 30, 2025, 2024, and 2023, respectively.